Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current deferred tax assets	$ 27,974,000	$ 22,178,000
Non-current deferred tax assets	97,687,000	133,708,000
Non-current deferred tax liabilities	6,113,000	9,007,000
Temporary differences related to investments in foreign subsidiaries	216,200,000
Gross unrecognized tax benefits	$ 1,697,000	$ 1,554,000